Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule providing assumptions used in determining the fair value of stock-based awards
The following table provides the assumptions used in determining the fair value of the stock-based awards for the years ended December 31, 2015, 2014 and 2013, respectively.

	Grant Year
	2015	2014	2013
Weighted-average dividend yield	2.3%	2.2%	2.1%
Weighted-average volatility	28.4%	28.2%	30.6%
Range of volatilities	19.9-35.9%	18.4-36.2%	23.4-40.6%
Range of risk-free interest rates	0.22-2.08%	0.12-2.60%	0.16-1.88%
Weighted-average expected lives	8 years	8 years	8 years

Schedule of stock-based compensation activity
Please refer to Tables I and II below for additional information on our stock-based awards.

TABLE I — Financial Information Related to Stock-based Compensation

	Stock options / SARs		RSUs		PRSUs
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2015	34,581,083	$74.48	4,084,136	$91.92	—	$—
Granted to officers and key employees [1]	7,939,497	$83.34	1,690,661	$77.55	132,068	$77.47
Exercised	(3,513,271)	$57.37	—	$—	—	$—
Vested	—	$—	(1,350,457)	$102.63	—	$—
Forfeited / expired	(668,784)	$76.78	(93,827)	$84.28	—	$—
Outstanding at December 31, 2015	38,338,525	$77.84	4,330,513	$83.14	132,068	$77.47
Exercisable at December 31, 2015	24,807,381	$72.26

Stock options/SARs outstanding and exercisable as of December 31, 2015:

	Outstanding				Exercisable
Exercise Prices	Shares Outstanding at 12/31/15	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value [2]	Shares Outstanding at 12/31/15	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value [2]
$22.17 - 57.85	8,293,122	3.79	$44.29	$196	8,293,122	3.79	$44.29	$196
$63.04 - 73.20	7,876,270	1.15	$70.12	10	7,876,270	1.15	$70.12	10
$83.00 - 86.77	7,433,988	9.08	$83.05	—	520,547	9.18	$83.00	—
$88.51 - 96.31	8,872,548	7.49	$92.88	—	2,254,845	6.78	$91.53	—
$102.13 - 110.09	5,862,597	5.71	$106.31	—	5,862,597	5.71	$106.31	—
	38,338,525		$77.84	$206	24,807,381		$72.26	$206

[1]	No SARs were granted during the year ended December 31, 2015.

[2]
The difference between a stock award’s exercise price and the underlying stock’s closing market price at December 31, 2015, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

Schedule of financial information related to stock-based compensation

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2015	2014	2013
Stock options/SARs activity:
Weighted-average fair value per share of stock awards granted	$23.61	$29.52	$28.34
Intrinsic value of stock awards exercised	$93	$649	$312
Fair value of stock awards vested [1]	$155	$108	$167
Cash received from stock awards exercised	$59	$259	$152

RSUs activity:
Weighted-average fair value per share of stock awards granted	$77.55	$89.18	$84.05
Fair value of stock awards vested [2]	$109	$106	$117

PRSUs activity:
Weighted-average fair value per share of stock awards granted	$77.47	$—	$—
Fair value of stock awards vested [2]	$—	$—	$—

[1]	Based on the grant date fair value.

[2]	Based on the underlying stock's closing market price on the vesting date.